Financial Instruments - Interest rate risk sensitivity analysis (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 CAD ($)
Financial Instruments
Decrease in other comprehensive loss from continuing operations if equity prices strengthened 10% with all other variables held constant	$ 330
Bottom of range | Interest rate risk
Financial Instruments
Increase in Loss from continuing operations if 1% benchmark interest rate is higher with all other variables held constant	660
Decrease in Loss from continuing operations 1% if benchmark interest rate is lower with all other variables held constant	574
Bottom of range | Other price risk
Financial Instruments
Increase in Loss from continuing operations if equity prices weakened 10% with all other variables held constant	330
Top of range | Other price risk
Financial Instruments
Increase in other comprehensive loss from continuing operations if equity prices weakened 10% with all other variables held constant	$ 330